Debt (Details 3) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2011	Jun. 01, 2011	Dec. 31, 2010
Carrying and fair value of notes
Interest rate	2.375%
Net Value	$ 166,931		$ 163,108
6 1/2% senior notes [Member]
Carrying and fair value of notes
Interest rate	6.50%	6.50%
Term loan	600,000	600,000	0
Principal amount, Fair Value	606,750		0
Senior Subordinated Notes [Member]
Carrying and fair value of notes
Interest rate	2.375%
Term loan	175,000		175,000
Less: unamortized discount	8,069		11,892
Net Value	166,931		163,108
Principal amount, Fair Value	$ 440,767		$ 354,057